Document and Entity Information	Nov. 14, 2021
Cover [Abstract]
Entity Registrant Name	S&W Seed Co
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001477246
Document Type	8-K
Document Period End Date	Nov. 14, 2021
Entity Incorporation State Country Code	NV
Entity File Number	001-34719
Entity Tax Identification Number	27-1275784
Entity Address, Address Line One	2101 Ken Pratt Blvd
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Longmont
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80501
City Area Code	(720)
Local Phone Number	506-9191
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.001 Per Share
Trading Symbol	SANW
Entity Emerging Growth Company	false